Opus Small Cap Value ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 98.4%
		Basic Materials - 3.5%
123,979		Hudbay Minerals, Inc.	$892,649
16,838		Minerals Technologies, Inc.	1,178,155
12,366		Reliance Steel & Aluminum Company	1,890,514
82,072		Valvoline, Inc.	2,703,451
			6,664,769
		Communications - 2.5%
76,790		AudioCodes, Ltd.	2,274,520
25,274		Shutterstock, Inc.	2,450,820
			4,725,340
		Consumer, Cyclical - 14.5%
41,035		Boyd Gaming Corporation (a)	2,439,941
12,214		Churchill Downs, Inc.	2,568,604
19,286		Columbia Sportswear Company	1,791,091
60,270		KB Home	2,546,407
14,528		Marriott Vacations Worldwide Corporation	2,359,057
49,401		MDC Holdings, Inc.	2,504,137
34,694		RCI Hospitality Holdings, Inc.	2,424,070
10,455		Scotts Miracle-Gro Company	1,580,796
49,494		SkyWest, Inc. (a)	1,888,196
30,003		Texas Roadhouse, Inc.	2,561,956
20,024		Thor Industries, Inc.	1,894,070
17,267		Travel + Leisure Company	980,765
6,510		Watsco, Inc.	1,839,466
			27,378,556
		Consumer, Non-cyclical - 11.7%
8,703		Chemed Corporation	4,080,924
28,005		Ensign Group, Inc.	2,112,417
49,042		EVERTEC, Inc.	2,140,193
32,628		ICF International, Inc.	3,079,757
57,058		Kforce, Inc.	3,918,173
8,364		Medifast, Inc.	1,662,010
28,286		US Physical Therapy, Inc.	2,737,236
10,560		WD-40 Company	2,347,066
			22,077,776
		Energy - 10.5%
94,586		Atlantica Sustainable Infrastructure plc	3,086,341
135,623		Brigham Minerals, Inc. - Class A	2,934,882
76,504		Helmerich & Payne, Inc.	2,195,665
142,356		Kimbell Royalty Partners LP	2,035,691
31,640		NextEra Energy Partners LP	2,379,961
22,612		Oasis Petroleum, Inc.	3,062,343
1,491		Texas Pacific Land Corporation	1,602,825
87,566		Viper Energy Partners LP	2,367,784
			19,665,492
		Financial - 31.7% (b)
128,404		City Office REIT, Inc.	2,289,443
28,266		Community Healthcare Trust, Inc.	1,281,580
15,383		EastGroup Properties, Inc.	3,075,216
57,152		Enterprise Financial Services Corporation	2,831,310
85,198		Essential Properties Realty Trust, Inc.	2,262,007
23,418		First Interstate BancSystem, Inc. - Class A	860,611
47,440		Four Corners Property Trust, Inc.	1,284,201
60,300		German American Bancorp, Inc.	2,387,880
48,594		Gladstone Land Corporation	1,481,145
101,656		Global Medical REIT, Inc.	1,719,003
40,564		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,682,595
14,427		Hanover Insurance Group, Inc.	1,990,349
11,703		Hingham Institution for Savings	4,538,774
48,548		Home BancShares, Inc./AR	1,143,791
6,586		Innovative Industrial Properties, Inc.	1,305,279
103,294		Ladder Capital Corporation	1,228,166
36,316		Lakeland Financial Corporation	2,902,738
27,035		National Storage Affiliates Trust	1,664,275
24,281		NexPoint Residential Trust, Inc.	1,925,483
55,965		Old Second Bancorp, Inc.	751,610
40,834		Preferred Bank	3,187,502
11,258		Primerica, Inc.	1,737,560
88,283		Seacoast Banking Corporation of Florida	3,222,330
43,360		Stock Yards Bancorp, Inc.	2,583,389
78,030		UMH Properties, Inc.	1,841,508
40,151		Washington Trust Bancorp, Inc.	2,291,819
96,291		West BanCorp, Inc.	2,842,510
35,097		Western Alliance Bancorp	3,481,271
			59,793,345
		Industrial - 17.5%
19,465		AptarGroup, Inc.	2,283,244
49,956		Arcosa, Inc.	2,330,947
13,124		Carlisle Companies, Inc.	2,932,426
21,542		Comfort Systems USA, Inc.	1,934,041
9,392		Encore Wire Corporation	1,058,384
68,332		Federal Signal Corporation	2,666,315
33,284		Forward Air Corporation	3,538,089
12,824		Hubbell, Inc.	2,401,807
11,458		Kadant, Inc.	2,394,493
16,886		Landstar System, Inc.	2,701,760
23,658		Owens Corning	2,098,465
25,754		Patrick Industries, Inc.	1,658,558
20,901		Tetra Tech, Inc.	2,909,210
25,245		UFP Industries, Inc.	2,016,066
			32,923,805
		Technology - 5.0%
14,114		Jack Henry & Associates, Inc.	2,368,470
114,341		Magic Software Enterprises, Ltd.	2,199,921
15,589		MKS Instruments, Inc.	2,421,440
29,557		TTEC Holdings, Inc.	2,367,220
			9,357,051
		Utilities - 1.5%
44,678		California Water Service Group	2,774,057
		TOTAL COMMON STOCKS (Cost $170,942,073)	185,360,191

		TOTAL INVESTMENTS (Cost $170,942,073) - 98.4%	185,360,191
		Other Assets in Excess of Liabilities - 1.6%	3,050,937
		TOTAL NET ASSETS - 100.0%	$188,411,128

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value  hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$185,360,191	$-	$-	$185,360,191
Total Investments in Securities	$185,360,191	$-	$-	$185,360,191

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.